Gains or losses on non-financial assets and investments, net (Tables)	12 Months Ended
Dec. 31, 2017
Gain Loss On Disposal Of Assets Not Held For Sale [Abstract]
Detail of gains/ (losses) on disposal of assets not classified as non-current assets held for sale

	Millions of euros
	2017	2016	2015
Gains:
Tangible and intangible assets	134	131	104
Investments	443	30	104
Of which:
Allfunds Bank, S.A. (Note 2)	425	—	—
	577	161	208
Losses:
Tangible and intangible assets	(43)	(116)	(83)
Investments	(12)	(15)	(13)
	(55)	(131)	(96)
	522	30	112